Organization and Principal Activities	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Charm Communications Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on January 25, 2008. The Company, together with its variable interest entities (“VIEs”) and subsidiaries (collectively the “Group”), is an integrated advertising agency in the People’s Republic of China (the “PRC”). For management purposes, the Group is currently organized into three operating segments - media investment management, advertising agency, and branding and identity services. The Group’s principal geographic market is in the PRC.

As of December 31, 2013, the Company’s subsidiaries and the Group’s variable interest entities included the following entities:

Companies	Place of Incorporation	Later of Establishment or Acquisition	Percentage of Legal Ownership

Subsidiaries:

Movie-Forward Ltd. (“Movie”)	BVI	June 2007	100%
Media Port Holding Limited (“Media Port”)	BVI	November 2009	100%
Media Talent International Limited (“Talent”)	BVI	May 2010	100%
Best Ranking Limited (“Best”)	BVI	October 2011	100%
CharmClick Inc. (“Click”)	Cayman Islands	July 2011	60%
Charm Hong Kong Limited (“Charm Hong Kong”)	Hong Kong	April 2008	100%
O’Master Communications (Hong Kong) Ltd. (“O’Master”)	Hong Kong	June 2010	100%
Posterscope (Hong Kong) Ltd. (“Posterscope”)	Hong Kong	January 2010	60%
Charm New Media (Hong Kong) Ltd. (“New”)	Hong Kong	November 2011	100%
Charm Future Media (Hong Kong) Ltd. (“Future”)	Hong Kong	November 2011	100%
Charm Electronic Media (Hong Kong) Ltd. (“Elec”)	Hong Kong	November 2011	100%
Charm Digital Media (Hong Kong) Ltd. (“Digital”)	Hong Kong	November 2011	100%
Neudior Corporation Limited (“Neudior”)	Hong Kong	November 2011	60%
Nanning Jetlong Technology Co., Ltd. (“NJTC”)	PRC	October 2005	100%
Beijing Vizeum Advertising Co., Ltd. (“Vizeum”)	PRC	January 2010	60%
Charm Media Co., Ltd. (“Charm Media”)	PRC	November 2010	100%
Shang Xing Media Co., Ltd. (“Shang Xing”)	PRC	October 2010	100%
Beijing Guozhi Travel & Culture Co., Ltd. (“Guozhi”)	PRC	September 2012	90%
Beijing Hongtu Zhuoyue Advertising Co., Ltd. (“Hongtu”)	PRC	September 2012	100%
Tianjing Youshida Culture & Media Co., Ltd. (“Youshida”)	PRC	May 2013	100%
Jiangsu Heli Charm Advertising Co., Ltd. (“Jiangsu”)	PRC	August 2013	60%
Beijing Shangxing Investment Co., Ltd. (“BJSXI”)	PRC	December 2013	100%

VIEs and VIEs owned enterprises:

Shidai Charm Advertising Co., Ltd. (“ShiDai”)	PRC	November 2006	Nil *
QingHai Charm Advertising Co., Ltd. (“QingHai”)	PRC	August 2008	Nil *
Beijing Charm Culture Co., Ltd (“Charm Culture”)	PRC	November 2010	Nil *

*	These entities are controlled by the Company pursuant to the contractual arrangements described below.

Media Port holds 60% ownership of Posterscope, which holds all of the outstanding equity interest in Vizeum.

O’Master is a wholly owned subsidiary of Talent. O’Master holds all of the outstanding equity interest in Charm Media. Charm Media holds all of the outstanding equity interest in Shang Xing, Hongtu, BJSXI and Youshida, and holds 90% equity interest in Guozhi, 60% equity interest in Jiangsu.

NJTC, Charm Media and Shang Xing are wholly foreign owned enterprises (“WFOEs”).

PRC laws and regulations have certain restrictions on foreign ownership of media content and advertising business. To comply with these foreign ownership restrictions, prior to January 1, 2011, the Company conducted substantively all of its operations in the PRC through VIEs and their subsidiaries. As presented below, NJTC has entered into a series of exclusive contractual agreements with the VIEs and the shareholders of these VIEs. Under these agreements, NJTC has the ability to receive substantially all of the expected residual returns of the VIEs and their subsidiaries and also has the power to control the VIEs.

In June 2010, the Company acquired O’Master, which had more than three years’ operating history of an advertising business in Hong Kong, and accordingly it and its subsidiaries are not subject to the restrictions on foreign invested enterprises undertaking a media content and advertising business in the PRC. Starting January 2011 the Company has primarily conducted its business through Charm Media and Shang Xing. Charm Media is wholly owned by O’Master and Shang Xing is wholly owned by Charm Media as of December 31, 2013.

Agreements that transfer economic benefits to NJTC

Trademark, Trade Name and Domain Name License Agreements

Under the trademark, trade name and domain name license agreements between NJTC and each of the VIEs, NJTC grants a non-exclusive license to use its trademark, trade name and domain name to the VIEs, in exchange for a quarterly license fee calculated based on each VIE’s profit in the corresponding quarter. NJTC is entitled to adjust the license fees in its sole discretion. The trademark, trade name and domain name license agreements remain in effect until the expiration of the trademark, trade name and domain name.

Exclusive Technology Support Agreements

Under the exclusive technical support agreements between NJTC and each of the VIEs, NJTC provides technology services and consulting services to the VIEs, in exchange for a quarterly service fee based on a predetermined formula. NJTC is entitled to adjust the service fees in its sole discretion. The term of each exclusive technology support agreement is twenty years from the effective date thereof, and the agreement will be automatically renewed for an additional twenty years upon expiration unless NJTC gives prior written notice to the VIEs not to renew the agreements.

Equity Pledge Agreements

With respect to each of VIE and NJTC, the VIE and the nominee shareholders of the VIE have entered into an equity pledge agreement. Under the equity pledge agreement, the nominee shareholders have pledged their respective equity interests in the VIE to NJTC to secure the obligations of the VIE under its trademark, trade name and domain name license agreement and the exclusive technology support agreement with NJTC. In addition, the nominee shareholders agreed not to transfer, sell, pledge, dispose of or create any encumbrance on their equity interests in the VIE. The VIE covenants that without prior consent of NJTC, it will not distribute any dividends. The equity pledge agreement will expire two years after the VIE has fully performed its obligations under its trademark, trade name and domain name license agreement and the exclusive technical support agreement with NJTC.

Agreements that provide NJTC effective control over VIEs

Option and Cooperation Agreements

With respect to each of VIE and NJTC, the VIE and the nominee shareholders of the VIE have entered into an option and cooperation agreement. Pursuant to the option and cooperation agreement, NJTC has an exclusive option to purchase or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all or part of the equity interest in the VIE from the nominee shareholders. The purchase price for the entire equity interest shall be the minimum price permitted by applicable PRC laws, rules and regulations. Each shareholder of the VIE agreed to pay the purchase price received from NJTC to the VIE after NJTC exercised its option. The term of the option and cooperation agreement is twenty years from the effective date thereof, and the agreement will be automatically renewed for an additional twenty years upon expiration until the completion of the transfer of all of the equity interest provided therein.

Voting rights agreements

The nominee shareholders of each VIE have signed a voting rights agreements, pursuant to which the nominee shareholders have granted NJTC, or a person designated by NJTC, the right to exercise all of the voting rights as shareholders of the VIE. The voting rights agreements will remain in effect until all of the equity interests in VIEs have been transferred to NJTC pursuant to the option agreements described above.

These contractual arrangements provide the Company, through its wholly owned subsidiary, NJTC, (1) the power to direct the activities of the VIEs that most significantly affect their economic performance and (2) the right to receive the benefits from them. As a result the Company has consolidated the financial results of the VIEs since the establishment of VIEs.

Risks in relation to the VIE structure

The shareholders of the VIEs are also beneficial owners of the Company. Their interests as shareholders of the VIEs may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as shareholder of the VIEs, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements. If any conflict of interest or dispute between the Company and the shareholders of the VIEs arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Company’s ability to control the VIEs depends on the powers of attorney that enable the Company to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC laws and are legally enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations. Accordingly if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion to deal with such violations, including:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

The following financial statement balances and amounts of the Company’s VIEs, which were after the intercompany eliminations, were included in the accompanying consolidated financial statements:

	December 31, 2012	December 31, 2013

Total assets	17,746	6,247
Total liabilities	5,020	4,400

	2011	2012	2013

Revenue	36,734	112	1
Net loss	(5,331)	(3,228)	(330)

	2011	2012	2013

Net cash used in operating activities	(16,297)	(2,903)	(1,995)
Net cash used in investing activities	(641)	(793)	(6,811)
Net cash used in financing activities	(5,829)	—	—